Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Depreciation expense	$ 884	$ 824	$ 873
Acquisition of property, plant and equipment	119	124
Property, Plant and Equipment, Excluding Assets Sold Under a Buy-Back Commitment [Member]
Property Plant And Equipment [Line Items]
Depreciation expense	605	592	623
Assets sold with buy-back commitment [Member]
Property Plant And Equipment [Line Items]
Impairment losses on assets sold with a buy-back commitment	$ 26	$ 18	$ 22